Net income per common share - Reconciliation of numerator used for calculation of diluted net income per common share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Numerator for basic net income per common share	$ 353,830	$ 482,358
Adjustment for the effect of TSARs:
Cash-settled recovery included in net income	(316)	(9,168)
Equity-settled expense	(5,503)	(5,742)
Numerator for diluted net income per common share	$ 348,011	$ 467,448